Effect of fluctuations in foreign currency exchange rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Conversion foreign exchange gains (losses) recognized in the result of the year.	$ (16,597)	$ (1,299)	$ 460
Gains (losses) on exchange differences on translation, before tax	(1,219)	(5,446)	(2,252)
Equity attributable to owners of parent [member]
Gains (losses) on exchange differences on translation, before tax	(1,394)	(5,450)	(5,428)
Non-controlling interests [member]
Gains (losses) on exchange differences on translation, before tax	$ 168	$ 4	$ 35